Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Data (Unaudited)
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Cost of sales	3,991	3,935	3,870	3,889	3,824	4,027	4,040	3,802	15,685	15,693	13,831
Net income including noncontrolling interest	1,004	1,180	1,186	1,141	974	1,103	1,177	1,103	4,511	4,357	4,163
Net income attributable to 3M	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 954	$ 1,088	$ 1,160	$ 1,081	$ 4,444	$ 4,283	$ 4,085
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 1.36	$ 1.54	$ 1.63	$ 1.52	$ 6.40	$ 6.05	$ 5.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 1.35	$ 1.52	$ 1.60	$ 1.49	$ 6.32	$ 5.96	$ 5.63